Commitments and Contingencies - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Underwriting discount paid per unit	$ 0.15	$ 0.15
Payments for underwriting expense	$ 22,500,000	$ 25,875,000
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions noncurrent	$ 52,500,000	$ 60,375,000
Over-Allotment Option [Member]
Payments for underwriting expense	25,875,000
Deferred underwriting commissions noncurrent	$ 60,375,000